Reserves (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Weighted average grant date fair value, Outstanding	$ 0.19
Weighted average grant date fair value, Outstanding		$ 0.19
Deferred Share Units [Member]
Number of Share Units, Outstanding	461,404	276,340
Number of Share Units, Redeemed		(190,970)
Number of Share Units, Granted	662,440	376,034
Number of Share Units, Outstanding	1,123,844	461,404
Weighted average grant date fair value, Outstanding	$ 0.20	$ 0.09
Weighted average grant date fair value, Redeemed		0.13
Weighted average grant date fair value, Granted	0.19	0.24
Weighted average grant date fair value, Outstanding	$ 0.19	$ 0.20
Restricted Share Units [Member]
Number of Share Units, Outstanding	5,550,000	3,650,000
Number of Share Units, Redeemed		0
Number of Share Units, Granted	0	1,900,000
Number of Share Units, Outstanding	5,550,000	5,550,000
Weighted average grant date fair value, Outstanding	$ 0.19	$ 0.11
Weighted average grant date fair value, Redeemed		0
Weighted average grant date fair value, Granted	0	0.33
Weighted average grant date fair value, Outstanding	$ 0.19	$ 0.19